Document and Entity Information	May 05, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001496323
Document Type	8-K
Document Period End Date	May 05, 2025
Entity Registrant Name	IGM Biosciences, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39045
Entity Tax Identification Number	77-0349194
Entity Address, Address Line One	325 E. Middlefield Road
Entity Address, City or Town	Mountain View
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94043
City Area Code	(650)
Local Phone Number	965-7873
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	IGMS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false